Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALTSHARES TRUST
Entity Central Index Key	0001779306
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000229260
Shareholder Report [Line Items]
Fund Name	AltShares Event-Driven ETF
Trading Symbol	EVNT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AltShares Event-Driven ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Email	www.altsharesetfs.com/evnt
Additional Information Website	www.altsharesetfs.com/evnt
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Event-Driven ETF	$75	1.45%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
AssetsNet	$ 8,961,862
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,961,862
Number of Portfolio Holdings	132
Portfolio Turnover RateFootnote Reference**	214%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Financials	22.21%
Technology	20.11%
Consumer, Non-cyclical	20.07%
Telecommunication Services	15.30%
Industrials	13.46%
Consumer, Cyclical	5.23%
Utilities	3.62%

Region Weighting (% of Total Investments)

Value	Value
Americas	86.92%
EMEA	13.08%

C000216184
Shareholder Report [Line Items]
Fund Name	AltShares Merger Arbitrage ETF
Trading Symbol	ARB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AltShares Merger Arbitrage ETF for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Email	www.altsharesetfs.com/arb
Additional Information Website	www.altsharesetfs.com/arb
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Merger Arbitrage ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 98,243,113
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$98,243,113
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	212%
Footnote	Description
Footnote**	Not annualized.

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Financials	29.00%
Consumer, Non-cyclical	22.43%
Technology	17.81%
Industrials	12.37%
Consumer, Cyclical	5.58%
Telecommunication Services	4.26%
Utilities	4.06%
Materials	4.05%
Energy	0.44%

Region Weighting (% of Total Investments)

Value	Value
Americas	86.36%
EMEA	13.64%